Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Average number of employees	239,712	247,055	242,850
Europe
Disclosure of geographical areas [line items]
Average number of employees	64,886	66,392	67,007
Asia
Disclosure of geographical areas [line items]
Average number of employees	129,923	133,624	127,992
Middle East and North Africa
Disclosure of geographical areas [line items]
Average number of employees	9,550	9,798	9,798
North America
Disclosure of geographical areas [line items]
Average number of employees	15,430	16,615	17,350
Latin America
Disclosure of geographical areas [line items]
Average number of employees	19,923	20,626	20,703